Non-controlling Interests and Redeemable non-controlling Interest	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Non-controlling interests and redeemable non-controlling interests	Non-controlling interests and redeemable non-controlling interests
Net effect attributable to non-controlling interests for the years ended December 31 consists of the following:

	2021	2020
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$88,417	$62,682
Non-controlling interests - redeemable tax equity partnership units	6,902	6,955
Other net earnings attributable to:
Non-controlling interests	(5,682)	(2,351)
	$89,637	$67,286
Redeemable non-controlling interest, held by related party	(10,435)	(12,651)
Net effect of non-controlling interests	$79,202	$54,635
The non-controlling tax equity investors (“tax equity partnership units”) in the Company's U.S. wind power and solar power generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting as described in note 1(s).
Non-controlling interests
The Company obtained control of the three Mid-West Wind Facilities, and the Sugar Creek Wind Facility and Maverick Creek Wind Facility in 2021 (notes 3(c) and 3(e)). During 2021, third-party tax equity investors funded $530,880, $380,829 and $147,914 to the Mid-West Wind Facilities, the Sugar Creek Wind Facility and the Maverick Creek Wind Facility, respectively, in exchange for Class A partnership units in the entities.
As of December 31, 2021, non-controlling interests of $1,441,924 (2020 - $399,487) include partnership units held by tax equity investors in certain U.S. wind power and solar generating facilities of $1,377,117 (2020 - $388,253) and other non-controlling interests of $64,807 (2020 - $11,234).
Non-controlling interest held by related party
Non-controlling interest was issued to AYES Canada in May 2019 for $96,752 (note 8(b)). The partnership agreement has liquidation rights and priorities to each equity holder that are different from the underlying percentage ownership interests. As such, the share of earnings attributable to the non-controlling interest holder is calculated using the HLBV method of accounting. For the year ended December 31, 2021, the Company incurred non-controlling interest of $nil (2020 - $nil) and recorded distributions of $17,793 (2020 - $16,064) during the year. The balance of the non-controlling interest as of December 31, 2021 was $41,782 (2020 - $59,125).
Non-controlling interest was issued to Liberty Development JV Inc, in November 2021 for $39,376 (note 8(c)). There was no change to the balance in 2021.
17.Non-controlling interests and redeemable non-controlling interests (continued)
Redeemable non-controlling interests
Non-controlling interests in subsidiaries that are redeemable upon the occurrence of uncertain events not solely within AQN’s control are classified as temporary equity on the consolidated balance sheets. If the redemption is probable or currently redeemable, the Company records the instruments at their redemption value. Redemption is not considered probable as of December 31, 2021. Changes in redeemable non-controlling interests are as follows:

	Redeemable non-controlling interests held by related party		Redeemable non-controlling interests
	2021	2020	2021	2020
Opening balance	$306,316	$305,863	$20,859	$25,913
Net effect from operations	10,435	12,651	(6,902)	(6,955)
Contributions, net of costs	—	—	—	3,717
Dividends and distributions declared	(10,214)	(12,198)	(968)	(951)
Repurchase of non-controlling interest	—	—	—	(865)
Closing balance	$306,537	$306,316	$12,989	$20,859